Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Domain]
Schedule Of Fed Funds Purchased And Assets Sold Under Agreements To Repurchase Table [Text Block]

(In thousands)	December 31, 2015	December 31, 2014
Federal funds purchased	$50,000	$100,000
Assets sold under agreements to repurchase	712,145	1,171,657
Total federal funds purchased and assets sold under agreements to repurchase	$762,145	$1,271,657

Schedule of Repurchase Agreements [Table Text Block]
	December 31, 2015		December 31, 2014
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
Obligations of U.S. government
sponsored entities
Within 30 days	$243,708	0.07%	$289,545	0.36%
After 30 to 90 days	-	-	25,761	0.34
After 90 days	23,366	0.60	420,176	0.44
Total obligations of U.S. government sponsored entities	267,074	0.12	735,482	0.41
Obligations of Puerto Rico, states and political subdivisions
Overnight	-	-	23,397	0.85
Within 30 days	-	-	5,199	0.77
Total Obligations of Puerto Rico, states and political subdivisions	-	-	28,596	0.84
Mortgage-backed securities
Overnight	-	-	4,850	0.85
Within 30 days	124,878	0.72	54,311	0.43
After 30 to 90 days	154,582	0.75	-	-
After 90 days	142,441	1.84	195,629	1.42
Total mortgage-backed securities	421,901	1.11	254,790	1.20
Collateralized mortgage obligations
Within 30 days	10,298	0.28	16,700	0.34
After 30 to 90 days	12,872	0.75	55,338	0.56
After 90 days	-	-	71,281	0.60
Total collateralized mortgage
obligations	23,170	0.54	143,319	0.55
Other
Overnight	-	-	1,353	0.85
Within 30 days	-	-	8,117	0.85
Total other	-	-	9,470	0.85
Total	$712,145	0.72%	$1,171,657	0.61%

Schedule of Short-term Debt [Table Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Advances with the FHLB paying interest at maturity	$-	$20,000
Others	1,200	1,200
Total other short-term borrowings	$1,200	$21,200

Schedule of Notes Payable [Table Text Block]
(In thousands)	December 31, 2015	December 31, 2014

Advances with the FHLB with maturities ranging from 2016 through 2029 paying interest at
monthly fixed rates ranging from 0.41% to 4.19% (2014 - 0.45% to 4.19%)	$747,072	$802,198
Advances with the FHLB maturing on 2019 paying interest quarterly
at a floating rate of 0.24% over the 3 month LIBOR	14,429	-

Unsecured senior debt securities maturing on 2019 paying interest semiannually at a
fixed rate of 7.00%	450,000	450,000
Junior subordinated deferrable interest debentures (related to trust preferred securities) with maturities ranging from 2027 to 2034 with fixed interest
rates ranging from 6.125% to 8.327% (Refer to Note 25)	439,800	439,800
Others	19,008	19,830
Total notes payable	$1,670,309	$1,711,828

Maturity Distribution Of Debt Securities [Text Block]
	Fed funds purchased
	and assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
Year
2016	$762,145	$1,200	$253,534	$1,016,879
2017	-	-	85,644	85,644
2018	-	-	139,305	139,305
2019	-	-	539,945	539,945
2020	-	-	92,603	92,603
Later years	-	-	559,278	559,278
Total borrowings	$762,145	$1,200	$1,670,309	$2,433,654

Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Federal funds purchased and assets sold under agreements to repurchase:
(Dollars in thousands)	2015	2014
Maximum aggregate balance outstanding at any month-end	$1,224,064	$2,208,213
Average monthly aggregate balance outstanding	$1,023,905	$1,732,199
Weighted average interest rate:
For the year	0.73%	3.85%
At December 31	0.88%	0.62%

Short-term Debt [Member]
Schedule Of Maximum Aggregate Balance Average Aggregate Balance And Weighted Average Interest Rate [Text Block]
Other short-term borrowings:
(Dollars in thousands)	2015	2014
Maximum aggregate balance outstanding at any month-end	$128,200	$801,200
Average monthly aggregate balance outstanding	$4,501	$154,462
Weighted average interest rate:
For the year	2.69%	0.44%
At December 31	9.00%	0.36%